11. Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (447,283)	$ (203,833)	$ (2,024,664)	$ (626,361)
Cash flow from operating activities	(369,117)	$ (141,872)	(1,411,703)	(445,673)
Accumulated deficit	$ (4,450,741)		$ (4,003,458)	$ (1,978,794)